Share-Based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	May. 24, 2012	Apr. 23, 2008	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock units			471,000
Share-based compensation			$ 64	$ 52	$ 42
Income tax benefit for share based compensation arrangements			15	12	9
Cash received from option exercises			124	134	155
Tax benefit realized from option exercises			$ 25	$ 20	$ 28
Two Thousand Eight Share Purchase and Option Plan Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan adoption date		Apr. 23, 2008
Plan expiry date			Apr. 25, 2012
Employee Stock Purchase Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan expiry date			May 31, 2011
Two Thousand Ten North America Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan expiry date			May 31, 2020
Time Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value			$ 14.77	$ 14.12	$ 20.50
Intrinsic value of options exercised			$ 17	$ 22	$ 32
Unrecognized compensation cost related to nonvested share-based compensation			$ 8
Weighted average period in which cost is expected to be recognized			2 years
Performance Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised			$ 25	$ 15	$ 14
Weighted average period in which cost is expected to be recognized			1 year
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to nonvested share-based compensation			$ 111
Weighted average period in which cost is expected to be recognized			2 years
Number of restricted stock units			471,212	323,746	329,811
Average share price			$ 117.74	$ 116.79	$ 108.87
2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan adoption date	Apr. 25, 2012
Number of shares available for grant			23,000,000
Equity plan expiration period			10 years